Long-term debt - Summary of Long Term Debt (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Long-term debt
Balance - Beginning of year	$ 16,919	$ 3,764
Additions - mining equipment financing	5,878	17,772
Repayment of long-term debt	(5,675)	(4,860)
Currency translation adjustments	(199)	243
Balance - End of year	16,923	16,919
Current portion of long-term debt	11,821	4,663
Non-current portion of long-term debt	5,102	12,256
Total	$ 16,923	$ 16,919